Cover Page	6 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Entity Registrant Name	ORIX Corporation
Entity Central Index Key	0001070304
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	Q2